Segment Production And Growth Assets - Summary of Segment Production and Growth Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Capitalisation rate of borrowing costs eligible for capitalisation	3.80%	3.60%